Note 3 - Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 3. Accounts Receivable

Accounts receivables consisted of the following as of December 31, 2014 and 2013:

	December 31,
(in thousands)	2014	2013
Healthcare fees	$184	$146
Patient fees receivable	-	24
Other	5	3
Total receivables	$189	$173
Less allowance for doubtful accounts	-	-
Total receivables, net	$189	$173

We use the specific identification method for recording the provision for doubtful accounts, which was $0 and $0 as of December 31, 2014 and 2013, respectively.